Condensed Interim Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Loss for the year	$ (17,847,892)	$ (6,911,040)	$ (7,256,326)
Items not affecting cash:
Amortization	30,793	17,937	21,453
Amortization of intangible assets	2,009,714	1,272,435	1,907,306
Amortization of right-of-use assets	304,904	240,820	246,626
Shares issued for services	206,614	242,023
Finance expense	225,197	276,602	194,039
Loss on sale of investment		378,718
Interest expense	39,836	62,076	206,193
Factoring fees		38,727
Effect of foreign exchange	516,877	(410,189)	(68,676)
Change in fair value of warrant liability	361,055
Forgiveness on government loan		(448,504)
Share-based compensation	2,145,928	1,049,135	632,542
Changes in non-cash working capital items:
Receivables	378,976	(430,693)	(30,679)
Prepaids and deposits	(183,390)	3,332	24,161
Deferred revenue	70,333
Accounts payable and accrued liabilities	(1,152,162)	381,854	(8,311)
Cash used in operating activities	(12,893,217)	(4,236,767)	(4,131,672)
FINANCING ACTIVITIES
Proceeds from notes payable		968,674	2,027,457
Proceeds from Government PPP loan		638,905
Repayment of notes payable	(462,229)	(258,661)	(968,587)
Proceeds from warrant exercises	5,446,769
Proceeds from share issuances	11,040,000	6,465,288	5,118,196
Proceeds from option exercises	392,299
Payments for lease liabilities	(282,087)	(305,493)	(270,668)
Receivable factoring costs		(38,727)
Proceeds from issuance of common shares
Proceeds from subscriptions received in advance			230,947
Payments of share issuance costs	(1,334,814)	(81,424)	(492,151)
Cash provided by financing activities	14,799,938	7,388,562	5,645,194
INVESTING ACTIVITIES
Acquisition of a business	(85,101)
Purchase of equipment	(74,478)
Proceeds from the sale of investments		141,928
Development of intangible assets	(2,352,248)	(1,086,834)	(1,462,071)
Cash used in investing activities	(2,511,827)	(944,906)	(1,462,071)
Change in cash during the period	(605,106)	2,206,889	51,451
Cash - Beginning of period	2,283,262	76,373	24,922
Cash - End of period	$ 1,678,156	$ 2,283,262	$ 76,373